Consolidated Statements Of Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Equity
Distribution per share	$ 0.6692	$ 0.6642	$ 0.6624